UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  October 31, 2014

Item 1. Report to Stockholders.

Becker Value Equity Fund

Retail Class: BVEFX
Institutional Class: BVEIX

Annual Report
October 31, 2014

TABLE OF CONTENTS

Shareholder Letter	1
Investment Results & Returns - Retail Class	4
Investment Results & Returns - Institutional Class	5
Sector Allocation	6
Schedule of Investments	7
Statement of Assets and Liabilities	10
Statement of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	14
Notes to Financial Statements	16
Report of Independent Registered Public Accounting Firm	24
Expense Example	25
Trustees and Executive Officers	27
Approval of Investment Advisory Agreement	30
Additional Information	33
Privacy Notice	34

Becker Value Equity Fund
December 19, 2014
Dear Shareholders,

Against a backdrop of continued low interest rates, generally improving economic conditions, stronger employment and higher corporate earnings, equities continued to rise in a bull market that has now lasted more than five years from the lows of March, 2009.  While the returns for the latest year failed to keep pace with the very outsized gains achieved in fiscal 2013, they still exceeded the expectations of many investors.  For the fiscal year ended October 31st, 2014 the Becker Value Equity Fund institutional share class produced a total return of 14.42%, trailing the 16.46% return of the Russell 1000 Value Index and the 17.27% total return generated by the S&P 500 Index.

Fiscal 2014 began on a strong note reflecting the robust momentum carried forward from 2013.  The general perception among investors was that overall economic activity and Gross Domestic Product growth was poised to achieve what many referred to as “escape velocity” that is, a level of growth markedly higher than that achieved thus far in the expansion.  Stronger growth was also expected to reduce the need for abundant liquidity and low interest rates that had characterized the Federal Reserve Bank’s policy since the onset of the financial crisis.  While talk of higher interest rates ahead produced occasional market retreats, the commentary from Federal Reserve policy-makers that such increases would be very gradual tended to provide investors with continued confidence in the equity markets.  Nevertheless, the widely held view among many observers was that interest rates were headed higher as economic activity accelerated.

Although the country experienced some of the worst winter weather in many years in January and February, dampening both consumer spending and business activity, the economy was fairly quick to rebound as the year progressed.  In fact, investors gave many companies a pass as to their earnings reports for the March quarter, choosing to look ahead for more normal results.  As the year progressed, the economy experienced further improvement in a variety of areas.  The civilian unemployment rate dropped to 5.8% by the close of the Fund’s fiscal year end while consumer confidence and manufacturing activity ratcheted higher.  Importantly, inflation remained well under control during the year allowing the Federal Reserve Bank considerable latitude with regard to raising interest rates.

Low interest rates proved critical for the further advance of the markets as strong demand among institutional investors for corporate debt allowed companies to issue debt at low interest rates, fueling share repurchases and boosting earnings per share across many companies.  While many observers

Becker Value Equity Fund

have characterized this practice more as “financial engineering” rather than true improvement in business fundamentals, it has nevertheless continued to provide a considerable tailwind to the equity markets.  Although investors’ appetite for debt at increasingly narrow credit spreads certainly has a speculative quality to it, it also shows little sign of abating.  Macroeconomic events and more in the way of global geopolitical turmoil also appeared to play an increased role in the performance of share prices in the fiscal year just ended.  Russia’s incursion into eastern Ukraine, the rise of more formidable terrorist groups in the Middle East, Ebola and evidence that the European economies were slipping back into recession all tended to increase market volatility particularly as the fiscal year drew to a close.  That said, our market tended to benefit from a flight to safety from some of the other global economies.

In 2014, the portfolio benefited more from sector allocation than security selection, although it varied across market sectors.  Our holdings in the industrial sector including companies such as Southwest Air, L-3 Holdings, 3M, Raytheon and CSX all produced positive contributions.  In the technology sector, solid performance from the likes of Apple, Intel and Microsoft was modestly offset by disappointing performance from NCR and Teradata.  In the healthcare sector, our holdings in Amgen, Covidien, McKesson and Becton Dickinson all aided performance.  Our most disappointing results tended to arise from an early move into the consumer sector with stocks such as Coach, Staples, Tesco PLC and Viacom all detracting from performance.  Coach and Tesco were both eliminated from the portfolio, while we chose to add to our Staples position.

2015 will undoubtedly present new challenges.  The recent sharp decline in the price of crude oil and other energy products, as an example, is already rippling through the global economy promising to produce winners and losers, while further roiling the geopolitical environment.  You may be assured that we are spending considerable time and effort trying to capitalize on the dramatically changed energy picture.  We will continue to focus our efforts in trying to identify companies with strong fundamentals, balance sheet integrity, compelling returns on capital and attractive valuations in all of our stock selection efforts.

Marian Kessler	Michael A. McGarr, CFA
Portfolio Manager	Portfolio Manager
Becker Capital Management, Inc.	Becker Capital Management, Inc.

Becker Value Equity Fund

Mutual fund investing involves risk; Principal loss is possible.  Small and mid capitalization companies tend to have limited liquidity and greater price volatility than large capitalization companies.  The Fund invests in foreign securities through ADRs which may involve political, economic and currency risks, greater volatility and differences in accounting methods.  The value of the Fund’s investments in REIT’s may change in response to changes in the real estate market.

This report is intended for shareholders and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Opinions expresses are subject to change at any time and should not be considered investment advice.

Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Please refer to the Schedule of Investments for a complete list of fund holdings.  Past performance is no guarantee of future results.

Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.  The performance of the Index does not reflect deductions for fees, expenses, or taxes.  Index is not available for purchase.

S&P 500® Index is an unmanaged index which includes a representative sample of 500 leading companies in leading industries of the U.S. economy.  Index is not available for purchase.

Earnings per share (EPS) is calculated by taking the total earnings divided by the number of shares outstanding.

Return on Capital is estimated by dividing the after-tax operating income by the book value of invested capital.

Quasar Distributors, LLC, Distributor

Becker Value Equity Fund

INVESTMENT RESULTS (Unaudited)

Comparison of the Growth of a $10,000 Investment in the Becker Value
Equity Fund-Retail Class, Russell 1000 Value Index, and the S&P 500 Index

Average Annual Returns for the period ended October 31, 2014

	One Year	Five Years	Ten Years
Becker Value Equity Fund, Retail Class	14.13%	15.13%	9.24%
Russell 1000 Value Index	16.46%	16.49%	7.90%
S&P 500 Index	17.27%	16.69%	8.20%

This chart illustrates the performance of a hypothetical $10,000 investment made on October 31, 2004, and is not intended to imply any future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.  The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The chart assumes reinvestment of capital gains and dividends for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-800-551-3998.

The Russell 1000® Value Index and S&P 500® Index are widely recognized unmanaged indices of common stock prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in the Indices; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The Indices returns do not include expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the stocks in the index plus the reinvestment of dividends.

Becker Value Equity Fund

INVESTMENT RESULTS (Unaudited) (Continued)

Comparison of the Growth of a $250,000 Investment in the Becker Value
Equity Fund-Institutional Class, Russell 1000 Value Index, and the S&P 500 Index

Average Annual Returns for the period ended October 31, 2014

		Since Inception
	One Year	(September 2, 2011)
Becker Value Equity Fund, Institutional Class	14.42%	21.33%
Russell 1000 Value Index	16.46%	22.01%
S&P 500 Index	17.27%	21.26%

This chart illustrates the performance of a hypothetical $250,000 investment made on September 2, 2011, and is not intended to imply any future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.  The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The chart assumes reinvestment of capital gains and dividends for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-800-551-3998.

The Russell 1000® Value Index and S&P 500® Index are widely recognized unmanaged indices of common stock prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in the Indices; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The Indices returns do not include expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the stocks in the index plus the reinvestment of dividends.

Becker Value Equity Fund

SECTOR ALLOCATION at October 31, 2014 (Unaudited)

Sector Allocation	% of Net Assets

Financials	25.1%
Information Technology	14.8%
Industrials	13.3%
Energy	11.2%
Consumer Discretionary	11.1%
Health Care	11.0%
Consumer Staples	7.6%
Telecommunication Services	2.0%
Utilities	1.7%
Cash*	2.2%
Net Assets	100.0%

*	Represents cash and other assets in excess of liabilities.

Becker Value Equity Fund

SCHEDULE OF INVESTMENTS at October 31, 2014

Shares		Fair Value

COMMON STOCKS: 95.6%

Consumer Discretionary: 11.1%
113,835	Bed Bath &
	Beyond, Inc.*	$7,665,649
16,925	DIRECTV*	1,468,921
139,830	Johnson
	Controls, Inc.	6,606,968
69,925	McDonald’s Corp.	6,554,070
223,300	Staples, Inc.	2,831,444
82,620	Time Warner, Inc.	6,565,811
85,450	Viacom, Inc. -
	Class B	6,210,506
		37,903,369
Consumer Staples: 7.6%
144,305	Archer-Daniels-
	Midland Co.	6,782,335
78,635	Bunge Ltd.	6,970,993
78,405	Walgreen Co.	5,035,169
91,125	Wal-Mart
	Stores, Inc.	6,950,104
		25,738,601
Energy: 11.2%
54,905	Chevron Corp.	6,585,855
83,155	ConocoPhillips	5,999,633
47,835	Devon Energy
	Corp.	2,870,100
94,095	National Oilwell
	Varco, Inc.	6,835,061
43,670	Phillips 66	3,428,095
81,440	Royal Dutch
	Shell PLC -
	ADR	5,846,578
66,725	Schlumberger Ltd.	6,583,088
		38,148,410
Financials: 25.1%
16,815	Alleghany Corp.*	7,470,568
115,930	Allstate Corp.	7,518,061
16,140	BlackRock, Inc.	5,505,515
74,950	The Chubb Corp.	7,447,032
39,430	Howard Hughes
	Corp.*	5,811,193
130,275	JPMorgan
	Chase & Co.	7,879,032
287,665	Leucadia
	National Corp.	6,840,674
98,860	Marsh & McLennan
	Companies, Inc.	5,375,018
216,680	Morgan Stanley	7,572,966
186,435	Plum Creek
	Timber Co., Inc.	7,645,699
78,900	PNC Financial
	Services Group,
	Inc.	6,816,171
97,445	State Street Corp.	7,353,200
52,500	U.S. Bancorp#	2,236,500
		85,471,629
Health Care: 11.0%
95,925	Aetna, Inc.	7,914,772
39,125	Amgen, Inc.	6,345,292
37,375	Becton
	Dickinson & Co.	4,810,162
17,965	McKesson Corp.	3,654,261
118,055	Merck & Co., Inc.	6,840,107
265,255	Pfizer, Inc.	7,944,387
		37,508,981
Industrials: 13.3%
34,075	3M Co.	5,239,713
72,000	AGCO Corp.	3,190,320
167,165	CSX Corp.	5,956,089
56,790	Emerson
	Electric Co.	3,637,967
269,395	General
	Electric Co.	6,953,085
42,885	L-3
	Communications
	Holdings, Inc.	5,208,812
41,500	Raytheon Co.	4,311,020
171,690	Southwest
	Airlines Co.	5,919,871
37,000	Valmont
	Industries, Inc.	5,038,290
		45,455,167

The accompanying notes are an integral part of these financial statements.

Becker Value Equity Fund

SCHEDULE OF INVESTMENTS at October 31, 2014 (Continued)

Shares		Fair Value
COMMON STOCKS: 95.6% (Continued)

Information Technology: 14.8%
149,075	Amdocs Ltd.	$7,087,026
74,870	Apple, Inc.	8,085,960
260,895	EMC Corp.	7,495,514
113,720	Intel Corp.	3,867,617
100,035	InterActiveCorp	6,771,369
181,335	Microsoft Corp.	8,513,678
87,795	TE Connectivity
	Ltd.	5,366,908
76,640	Teradata Corp.*	3,243,405
		50,431,477
Telecommunication Services: 2.0%
195,000	AT&T, Inc.	6,793,800

Utilities: 1.7%
170,735	Xcel Energy, Inc.	5,714,500

TOTAL COMMON STOCKS
(Cost $263,452,405)		333,165,934

SHORT-TERM INVESTMENTS: 2.8%
9,485,618	Invesco Short-
	Term Investment
	Trust Treasury
	Portfolio,
	0.01%^	9,485,618
TOTAL SHORT-TERM
INVESTMENTS
(Cost $9,485,618)		9,485,618
TOTAL INVESTMENTS
IN SECURITIES: 100.6%
(Cost $272,938,023)		342,651,552
Liabilities in Excess
of Other Assets: (0.6)%		(1,990,443)
TOTAL NET ASSETS: 100.0%		$340,661,109

ADR - American Depositary Receipt.
*	Non-income producing security.
^	Seven-day yield as of October 31, 2014.
#
Affiliated Security. Quasar Distributors, LLC is the principal underwriter and distributor for the shares of the Fund (“Quasar” or the “Distributor”). The Distributor is affiliated with the Fund’s transfer agent, fund accountant and administrator, U.S. Bancorp Fund Services, LLC.  See Note 7 of the Notes to Financial Statements.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

Becker Value Equity Fund

STATEMENT OF ASSETS AND LIABILITIES at October 31, 2014

ASSETS
Investments in unaffiliated securities, at value (cost $271,557,696)	$340,415,052
Investments in affiliated securities (cost $1,380,327)	2,236,500
Total investments (cost $272,938,023)	342,651,552
Receivables:
Dividends and interest	237,681
Fund shares sold	792,974
Prepaid expenses and other assets	27,446
Total assets	343,709,653

LIABILITIES
Payables:
Fund shares redeemed	358,522
Payable for investment securities purchased	2,414,735
Investment advisory fees, net	137,062
Custody fees	6,200
Administration and accounting fees	40,681
Professional fees	23,260
Printing and mailing fees	8,662
Transfer agent fees	12,800
Chief Compliance Officer fees	1,500
Registration fees	10,816
Service fees payable	27,582
Trustee Fees	842
Other accrued expenses	5,882
Total liabilities	3,048,544
NET ASSETS	$340,661,109

COMPONENTS OF NET ASSETS
Paid-in capital	$244,382,810
Undistributed net investment income	4,988,169
Undistributed net realized gain on investments	21,576,601
Net unrealized appreciation of investments	69,713,529
Total net assets	$340,661,109

COMPONENTS OF NET ASSET VALUE
RETAIL CLASS
Net assets	$137,702,334
Shares of beneficial interest issued and outstanding	6,963,128
Net asset value, offering and redemption price per share	$19.78

INSTITUTIONAL CLASS
Net assets	$202,958,775
Shares of beneficial interest issued and outstanding	10,218,692
Net asset value, offering and redemption price per share	$19.86

The accompanying notes are an integral part of these financial statements.

Becker Value Equity Fund

STATEMENT OF OPERATIONS For the Year Ended October 31, 2014

INVESTMENT INCOME
Income:
Dividends from unaffiliated securities (net of foreign
withholding tax of $43,844)	$7,930,384
Dividends from affiliated securities	49,875
Interest	1,345
Total investment income	7,981,604
Expenses:
Investment advisory fees	1,626,231
Services fees - Retail class	283,781
Administration and accounting fees	224,698
Transfer agent fees	74,287
Registration fees	50,716
Professional fees	32,630
Custodian fees	33,699
Reports to Shareholders	19,896
Trustees fees	9,525
Chief Compliance Officer fees	9,500
Insurance expenses	2,703
Miscellaneous expenses	30,382
Total expenses	2,398,048
Less: Expenses waived or reimbursed	(103,654)
Net expenses	2,294,394
Net investment income	5,687,210

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	21,625,424
Net change in unrealized appreciation of investments	11,234,626
Net realized and unrealized gain	32,860,050
Net increase in net assets
resulting from operations	$38,547,260

The accompanying notes are an integral part of these financial statements.

Becker Value Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	October 31,	October 31,
	2014	2013
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$5,687,210	$2,756,937
Net realized gain on investments	21,625,424	16,609,927
Net change in unrealized
appreciation of investments	11,234,626	34,538,341
Net increase in net assets
resulting from operations	38,547,260	53,905,205

DISTRIBUTIONS TO SHAREHOLDERS
Retail Class:
From net investment income	(1,001,634)	(1,132,564)
From net realized gain	(5,901,572)	—
Institutional Class:
From net investment income	(1,828,839)	(1,157,027)
From net realized gain	(10,459,950)	—
Total dividends and
distributions to shareholders	(19,191,995)	(2,289,591)
Net increase (decrease) in net assets derived from net
change in outstanding shares - Retail Class (a)	42,756,693	(16,953,940)
Net increase in net assets derived from net
change in outstanding shares - Institutional Class (a)	53,183,464	44,558,395
Total increase in net assets from
capital share transactions	95,940,157	27,604,455
Total increase in net assets	115,295,422	79,220,069

NET ASSETS
Beginning of year	$225,365,687	$146,145,618
End of year	$340,661,109	$225,365,687
Undistributed net investment
income at end of period	$4,988,169	$2,132,432

The accompanying notes are an integral part of these financial statements.

Becker Value Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(a)	Summary of share transactions is as follows:

	Year Ended		Year Ended
	October 31, 2014		October 31, 2013
	Shares	Amount	Shares	Amount
Retail Class:
Shares Sold	3,381,057	$63,361,531	1,505,224	$25,145,731
Reinvested dividends	380,255	6,833,177	76,945	1,118,785
Shares redeemed (b)	(1,454,233)	(27,438,015)	(2,738,117)	(43,218,456)
Net increase	2,307,079	$42,756,693	(1,155,948)	$(16,953,940)
Beginning of year	4,656,049		5,811,997
End of year	6,963,128		4,656,049

	Year Ended		Year Ended
	October 31, 2014		October 31, 2013
	Shares	Amount	Shares	Amount
Institutional Class:
Shares Sold	4,026,848	$76,523,290	4,142,937	$66,358,064
Reinvested dividends	517,713	9,324,018	43,827	636,807
Shares redeemed (b)	(1,709,654)	(32,663,844)	(1,325,859)	(22,436,476)
Net increase	2,834,907	$53,183,464	2,860,905	$44,558,395
Beginning of year	7,383,785		4,522,880
End of year	10,218,692		7,383,785

(b)	Net of redemption fees of $2,977 and $1,532 for 2014 and $178 and $356 for 2013 for Retail Class and Institutional Class, respectively.

The accompanying notes are an integral part of these financial statements.

Becker Value Equity Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the year

Retail Class
	Year Ended October 31,
	2014	2013	2012	2011	2010

Net asset value, beginning of year	$18.70	$14.13	$12.71	$12.22	$11.08

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment Income(1)	0.33	0.23	0.20	0.22	0.13
Net realized and unrealized
gain on investments	2.17	4.54	1.39	0.42	1.14
Total from investment operations	2.50	4.77	1.59	0.64	1.27

LESS DISTRIBUTIONS:
Distributions from
net investment income	(0.21)	(0.20)	(0.17)	(0.15)	(0.13)
Distributions from net realized gain	(1.21)	—	—	—	—
Total distributions	(1.42)	(0.20)	(0.17)	(0.15)	(0.13)
Proceeds from redemption fees	— (2)	— (2)	—	— (2)	— (2)
Net asset value, end of year	$19.78	$18.70	$14.13	$12.71	$12.22
Total return	14.13%	34.12%	12.64%	5.70%	11.51%

SUPPLEMENTAL DATA:
Net assets,
end of year (000’s omitted)	$137,702	$87,049	$82,119	$82,221	$107,624
Ratios to average net assets:
Expenses before fees waived	0.97%	1.00%	1.09%	1.09%	1.14%
Expenses after fees waiver	0.93%	0.93%	0.93%	0.95%	0.95%
Net investment income (loss)	1.77%	1.40%	1.49%	1.33%	1.19%
Portfolio turnover rate	40.98%	37.78%	26.85%	34.33%	18.29%

(1)	Calculated using average shares outstanding method.
(2)	Amount less than $0.01.

The accompanying notes are an integral part of these financial statements.

Becker Value Equity Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the year/period

Institutional Class
				Period
				Ended
	Year Ended October 31,			October 31,
	2014	2013	2012	2011(1)

Net asset value, beginning of period	$18.73	$14.16	$12.72	$12.29

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment Income(2)	0.38	0.26	0.24	0.02
Net realized and unrealized
gain on investments	2.17	4.54	1.38	0.41
Total from
investment operations	2.55	4.80	1.62	0.43

LESS DISTRIBUTIONS:
Distributions from net
investment income	(0.21)	(0.23)	(0.18)	—
Distributions from net
realized gain	(1.21)	—	—	—
Total distributions	(1.42)	(0.23)	(0.18)	—
Proceeds from redemption fees	— (3)	— (3)	—	—	(3)
Net asset value, end of period	$19.86	$18.73	$14.16	$12.72
Total return	14.42%	34.39%	12.87%	3.50	%(5)

SUPPLEMENTAL DATA:
Net assets, end of
period (000’s omitted)	$202,959	$138,317	$64,027	$41,118
Ratios to average net assets:
Expenses before fees waived	0.72%	0.74%	0.84%	0.80	%(4)
Expenses after fees waiver	0.68%	0.68%	0.68%	0.68	%(4)
Net investment income (loss)	2.02%	1.57%	1.74%	1.37	%(4)
Portfolio turnover rate	40.98%	37.78%	26.85%	34.33	%(5)

(1)	Class commenced operations on September 2, 2011.
(2)	Calculated using average shares outstanding method.
(3)	Amount less than $0.01.
(4)	Annualized.
(5)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Becker Value Equity Fund

NOTES TO FINANCIAL STATEMENTS October 31, 2014

NOTE 1 – ORGANIZATION

The Becker Value Equity Fund (the “Fund”) is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (The “1940 Act”) as an open-end investment management company.

The Fund commenced operations on November 3, 2003 with the investment objective to provide long-term capital appreciation. The Fund currently offers Retail and Institutional Class shares, which were first offered to the public on November 3, 2003 and on September 2, 2011, respectively. Both classes of shares hold equal rights as to earnings and assets with Retail Class shares bearing shareholder service expenses. Each class of shares has exclusive voting rights with respect to matters affecting that individual class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP).

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Short-term securities that have maturities of less than 60 days are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. When a security is “fair valued,” consideration is given to the

Becker Value Equity Fund

NOTES TO FINANCIAL STATEMENTS October 31, 2014 (Continued)

facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of October 31, 2014, the Fund did not hold fair valued securities.

As described above, the Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2014. See the Schedule of Investments for industry breakouts.

Becker Value Equity Fund

NOTES TO FINANCIAL STATEMENTS October 31, 2014 (Continued)

	Level 1	Level 2	Level 3	Total

Common Stocks	$333,165,934	$—	$—	$333,165,934
Short-Term
Investments	9,485,618	—	—	9,485,618
	$342,651,552	$—	$—	$342,651,552

The Fund did not invest in Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period.  The basis for recognizing and valuing transfers is as of the end of the period in which the transfers occur.

B.
Foreign Currency.  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.
Federal Income Taxes.  The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment

Becker Value Equity Fund

NOTES TO FINANCIAL STATEMENTS October 31, 2014 (Continued)

income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.  Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

As of October 31, 2014, the Becker Value Equity Fund has no post-October losses. At October 31, 2014 Becker Value Equity Fund did not have any capital loss carry-forwards.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the tax positions of the Fund, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years of 2011-2013 for Becker Value Equity Fund or expected to be taken in the Fund’s 2014 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the two months.

D.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted / amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

E.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and

Becker Value Equity Fund

NOTES TO FINANCIAL STATEMENTS October 31, 2014 (Continued)

liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.
Share Valuation.  The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share. The Fund charges a 1.00% redemption fee on shares held less than 30 days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as paid-in capital and such fees become part of that Fund’s daily NAV calculation.

H.
Guarantees and Indemnifications.  In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.
Subsequent Events.  In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.  The Fund has determined that there are no subsequent events that need to be disclosed.

J.
Reclassification of Capital Accounts.  U.S. GAAP requires that certain components of net assets related to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.  For the fiscal year ended October 31, 2014, the following adjustments were made:

Accumulated Net	Accumulated Net
Investment	Realized
Income (Loss)	Gain (Loss)	Paid in Capital
$—	$—	$—

Becker Value Equity Fund

NOTES TO FINANCIAL STATEMENTS October 31, 2014 (Continued)

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Becker Capital Management, Inc. (the “Advisor”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”). Under the Agreement, the Advisor furnishes all investment advice, office space, certain administrative services, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.55% based upon the average daily net assets of the Fund. For the year ended October 31, 2014, the Fund incurred $1,626,231 in advisory fees.

The Advisor has contractually agreed to limit the Fund’s annual ratio of expenses to 0.68% and 0.93% for the Institutional Class and Retail Class shares, respectively, of each Class’s average daily net assets. The contract’s term is indefinite. At October 31, 2014, the cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Fund that may be recouped was $436,444. The Advisor may recover a portion of the above amount no later than the dates as stated below:

Year of Expiration	Amount
October 31, 2015	$213,646
October 31, 2016	$119,144
October 31, 2017	$103,654

The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect and wholly owned subsidiary of U.S. Bancorp, serves as the Fund’s Administrator (the “Administrator”) and, in that capacity, performs various administrative and accounting services for the Fund. USBFS also serves as the Fund’s fund accountant, transfer agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund’s expense accruals. The officers of the Trust and the Chief Compliance Officer are also employees of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund.  Fees paid by the Fund for Administration and Chief Compliance Officer services for the year ended October 31, 2014, are disclosed in the Statement of Operations.

Becker Value Equity Fund

NOTES TO FINANCIAL STATEMENTS October 31, 2014 (Continued)

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. U.S. Bank, N.A. serves as custodian (the “Custodian”) to the Fund. Both the Distributor and Custodian are affiliates of the Administrator.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the year ended October 31, 2014, the cost of purchases of securities, excluding short-term securities, for Becker Value Equity Fund was $203,684,924. The proceeds from sales of securities, excluding short-term securities, for the Fund were $116,504,215. There were no reportable purchases or sales of U.S. Government obligations for the year ended October 31, 2014.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the fiscal years ended October 31, 2014 and 2013 were as follows:

	Year Ended	Year Ended
	October 31, 2014	October 31, 2013
Ordinary Income	$ 2,830,473	$2,289,591
Long-Term Capital Gains	$16,361,522	$ —

The cost basis of investments for federal income tax purposes at October 31, 2014 was as follows:

Cost of investments for tax purposes	$272,957,279
Gross tax unrealized appreciation	72,360,165
Gross tax unrealized depreciation	(2,665,892)
Net tax unrealized appreciation	$69,694,273

As of October 31, 2014, components of distributable earnings on a tax basis were as follows:

Net tax unrealized appreciation (depreciation)	$69,694,273
Undistributed ordinary income	4,988,169
Undistributed long-term capital gains	21,595,857
Total distributable earnings	26,584,026
Other accumulated gain (loss)	—
Total accumulated gain (loss)	$96,278,299

Becker Value Equity Fund

NOTES TO FINANCIAL STATEMENTS October 31, 2014 (Continued)

NOTE 6 – CREDIT FACILITY

U.S. Bank N.A. has made available to the Fund a credit facility pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes. The maximum amount available was $9,000,000. Advances are not collateralized by a first lien against the Fund’s assets. During the year ended October 31, 2014, the Fund did not utilize its line of credit facility.

NOTE 7 – TRANSACTIONS WITH AFFILIATED COMPANIES

Becker Value Equity Fund holds shares of U.S. Bancorp, an affiliate of the Quasar Distributors, LLC, as of October 31, 2014.  The Fund purchased the shares shown below prior to August 14, 2012, when the Distributor became the Fund’s principal underwriter.  As shown below, the Fund has had no transactions with the affiliated company during the period.

	Share			Share
	Balance			Balance
	at			at		Value at
	October 31,			October 31,	Dividend	October 31,
Issuer	2013	Additions	Reductions	2014	Income	2014
U.S. Bancorp	52,500	—	—	52,500	$49,875	$2,236,500

Becker Value Equity Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Becker Value Equity Fund and
The Board of Trustees of Professionally Managed Portfolios

We have audited the accompanying statement of assets and liabilities, of Becker Value Equity Fund, a series of Professionally Managed Portfolios (the Trust), including the schedule of investments, as of October 31, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods prior to October 31, 2012 have been audited by other auditors, whose report dated December 30, 2011 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting.  Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2014, by correspondence with the custodian and brokers.   An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Becker Value Equity Fund as of October 31, 2014, the results of its operations for the year then ended, and the changes in its net assets each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
December 30, 2014

Becker Value Equity Fund

EXPENSE EXAMPLE For the Six Months Ended October 31, 2014 (Unaudited)

As a shareholder of the Becker Value Equity Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including investment advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2014 – October 31, 2014) for the Fund.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that redemption be made by wire transfer, currently, a $15.00 fee is charged by the Fund’s transfer agent. You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem your shares less than 30 days after you purchase them. An Individual Retirement Account (“IRA”) will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds may vary. These expenses are not included in the example.

The example includes, but is not limited to, investment advisory fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is

Becker Value Equity Fund

EXPENSE EXAMPLE For the Six Months Ended October 31, 2014 (Unaudited) (Continued)

not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
Class	5/1/14	10/31/14	5/1/14 – 10/31/14*
Retail Actual	$1,000.00	$1,061.70	$4.83
Hypothetical (5% return	$1,000.00	$1,020.52	$4.74
before expenses)
Institutional Actual	$1,000.00	$1,062.60	$3.54
Hypothetical (5% return	$1,000.00	$1,021.78	$3.47
before expenses)

*
The calculations are based on expenses incurred during the most recent six-month period for Becker Value Equity Fund.  The annualized expense ratios (excluding AFFE) for the period for the Fund’s Retail Class and Institutional Class were 0.93% and 0.68%, respectively. The dollar amounts shown as expenses paid for Becker Value Equity Fund are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days in the most recent six-month period and divided by the number of days in the fiscal year.

Becker Value Equity Fund

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund.  The Board, in turn, elects the officers of the Trust, who are responsible for the day-to-day operations of the Trust and its separate series.  The current Trustees and executive officers of the Trust, their birth dates, positions with the Trust, terms of office with the Trust and length of time served, their principal occupations during the past five years and other directorships are set forth in the table below.

Number of
				Portfolios	Other
		Term of	Principal	in Fund	Directorships
	Position	Office and	Occupation	Complex(2)	Held
Name, Age	with the	Length of	During	Overseen	During Past
and Address	Trust(1)	Time Served	Past Five Years	by Trustees	Five Years

Independent Trustees of the Trust

Dorothy A. Berry	Chairman	Indefinite	Formerly, President,	1	Director,
(born 1943)	and	Term;	Talon Industries,		PNC Funds, Inc.
c/o U.S. Bancorp	Trustee	Since	Inc. (business
Fund Services, LLC		May	consulting); formerly,
2020 E. Financial Way		1991.	Executive Vice
Suite 100			President and
Glendora, CA 91741			Chief Operating
Officer, Integrated
Asset Management
(investment advisor
and manager) and
formerly, President,
Value Line, Inc.
(investment advisory and
financial publishing firm).

Wallace L. Cook	Trustee	Indefinite	Investment	1	The Dana
(born 1939)		Term;	Consultant; formerly,		Foundation; The
c/o U.S. Bancorp		Since	Chief Executive		Univ. of Virginia
Fund Services, LLC		May	Officer, Rockefeller		Law School Fdn.
2020 E. Financial Way		1991.	Trust Co., (prior
Suite 100			thereto Senior Vice
Glendora, CA 91741			President), and
Managing Director,
Rockefeller & Co.
(Investment Manager
and Financial Advisor);
formerly, Senior Vice
President, Norton
Simon, Inc.

Becker Value Equity Fund

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
				Portfolios	Other
		Term of	Principal	in Fund	Directorships
	Position	Office and	Occupation	Complex(2)	Held
Name, Age	with the	Length of	During	Overseen	During Past
and Address	Trust(1)	Time Served	Past Five Years	by Trustees	Five Years

Eric W. Falkeis	Trustee	Indefinite	Chief Operating	1	Interested
(born 1973)		Term;	Officer, Direxion		Trustee,
c/o U.S. Bancorp		Since	Funds since 2013;		Direxion Funds.
Fund Services, LLC		September	formerly, Senior
2020 E. Financial Way		2011.	Vice President
Suite 100			and Chief
Glendora, CA 91741			Financial Officer
(and other positions),
U.S. Bancorp Fund
Services, LLC
1997-2013.

Carl A. Froebel	Trustee	Indefinite	Formerly President	1	None.
(born 1938)		Term;	and Founder,
c/o U.S. Bancorp		Since	National Investor
Fund Services, LLC		May	Data Services, Inc.
2020 E. Financial Way		1991.	(investment related
Suite 100			computer software).
Glendora, CA 91741

Steven J. Paggioli	Trustee	Indefinite	Consultant, since	1	Independent
(born 1950)		Term;	July 2001; formerly,		Trustee, The
c/o U.S. Bancorp		Since	Executive Vice		Managers Funds;
Fund Services, LLC		May	President, Investment		Trustee,
2020 E. Financial Way		1991.	Company Administration,	Managers AMG
Suite 100			LLC (mutual fund		Funds, Aston
Glendora, CA 91741			administrator).		Funds; Advisory
Board Member,
Sustainable
Growth
Advisers, LP;
Independent
Director, Chase
Investment
Counsel.

Becker Value Equity Fund

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
				Portfolios	Other
		Term of	Principal	in Fund	Directorships
	Position	Office and	Occupation	Complex(2)	Held
Name, Age	with the	Length of	During	Overseen	During Past
and Address	Trust(1)	Time Served	Past Five Years	by Trustees	Five Years

Officers of the Trust

Elaine E. Richards	President	Indefinite	Vice President	Not	Not
(born 1968)		Term;	and Legal	Applicable.	Applicable.
c/o U.S. Bancorp		Since	Compliance
Fund Services, LLC		March	Officer, U.S.
2020 E. Financial Way		2013.	Bancorp Fund
Suite 100			Services, LLC,
Glendora, CA 91741	Secretary	Indefinite	since July 2007.
Term;
Since
February
2008.

Eric C. VanAndel	Treasurer	Indefinite	Vice President,	Not	Not
(born 1975)		Term;	U.S. Bancorp	Applicable.	Applicable.
c/o U.S. Bancorp		Since	Fund Services,
Fund Services, LLC		April	LLC, since
615 East Michigan St.		2013.	April 2005.
Milwaukee, WI 53202

Donna Barrette	Chief	Indefinite	Senior Vice	Not	Not
(born 1966)	Compli-	Term;	President and	Applicable.	Applicable.
c/o U.S. Bancorp	ance	Since	Compliance
Fund Services, LLC	Officer	July	Officer (and
615 East Michigan St.		2011.	other positions),
Milwaukee, WI 53202	Anti-		U.S. Bancorp
	Money		Fund Services,
	Laundering		LLC since
	Officer		August 2004.
Vice
President

(1)	All Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)	The Trust is comprised of numerous series managed by unaffiliated investment advisers.

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 551-3998.  Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Fund’s website at www.beckervaluefunds.com.

Becker Value Equity Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

At a meeting held on August 7 and 8, 2014, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act) considered and approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between Professionally Managed Portfolios (the “Trust”) and Becker Capital Management, LLC (the “Advisor”) for the Becker Value Equity Fund (the “Fund”) for another annual term.  At this meeting and at a prior meeting held on May 12 and 13, 2014, the Board received and reviewed substantial information regarding the Fund, the Advisor and the services provided by the Advisor to the Fund under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreement.  The Trustees considered the nature, extent and quality of the Advisor’s overall services provided to the Fund as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Fund.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, and the Advisor’s disaster recovery/business continuity plan.  The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with the Advisor in person to discuss fund performance, investment outlook as well as various marketing and compliance topics, including the Advisor’s risk management process.  The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of such management services are satisfactory.

2.	The Fund’s historical performance and the overall performance of the Advisor. In assessing the quality of the portfolio management

Becker Value Equity Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

delivered by the Advisor, the Board reviewed the short-term and long-term performance of the Fund on both an absolute basis, and in comparison to appropriate securities benchmarks and its peer funds utilizing Morningstar classifications.  While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance.  When reviewing performance against the comparative peer group universe, the Board took into account that the investment objective and strategies of the Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe.

The Board noted that the Fund outperformed the median and average of its peer group for the one-year, three-year, five-year and ten-year periods.

The Trustees also considered the Fund’s performance compared to its similarly managed accounts, which were generally in-line for all time periods.  The Board noted that the difference in performance between the Fund and the similarly managed accounts was mainly attributable to cash needs and client-specific restrictions in the similarly managed accounts.

The Board also considered the performance of the Fund against broad-based securities market benchmarks.

3.
The costs of the services to be provided by the Advisor and the structure of the Advisor’s fees under the Advisory Agreement.  In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed comparisons to the peer funds and similarly managed separate accounts for other types of clients advised by the Advisor, as well as all expense waivers and reimbursements.  When reviewing fees charged to other similarly managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

The Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 0.68% for the Fund’s Institutional Class shares and 0.93% for its Retail Class shares (the “Expense Caps”).  The Board noted that the Fund’s advisory fee and net expense ratio were lower than those of its peer group median and average.  The Board concluded that the fees paid to the Advisor were fair and reasonable in light of the comparative performance and advisory fee information.

The Trustees also took into consideration the services the Advisor provided to its similarly managed separate account clients comparing

Becker Value Equity Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

the fees charged for those management services to the fees charged to the Fund.  The Trustees found that the fees charged to the Fund were generally in line with or comparable to the fees charged by the Advisor to its similarly managed separate account clients.

4.
Economies of Scale.  The Board also considered whether economies of scale were being realized by the Advisor.  The Board noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Fund does not exceed its specified Expense Caps.  The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Advisor and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continued to increase.

5.
The profits to be realized by the Advisor and its affiliates from its relationship with the Fund.  The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Fund.  The Board considered the profitability to the Advisor from its relationship with the Fund, noting that the Advisor was not currently projecting to be achieving a net profit from the advisory agreement with the Fund, and considered any additional benefits derived by the Advisor from their relationship with the Fund, particularly benefits received in exchange for “soft dollars” paid to the Advisor.  The Board also reviewed information regarding fee offsets for separate accounts invested in the Fund and determined that the Advisor was not receiving an advisory fee both at the separate account and at the Fund level for these accounts, and as a result was not receiving additional fall-out benefits from these relationships.  After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate profit levels to support the services they provide to the Fund.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement, but rather the Board based its determination on the total combination of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including the advisory fee, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

Becker Value Equity Fund

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at (800) 551-3998 or by accessing the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30 is available by calling toll-free at (800) 551-3998 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling (800) 551-3998. The Fund discloses its portfolio holdings on its website at www.beckercap.com. Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Fund will reduce the number of duplicate prospectuses, proxy statements and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shown by two or more accounts. Please call the Transfer Agent toll free at (800) 551-3998 to request individual copies of these documents. The Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

FEDERAL TAX INFORMATION (Unaudited)

For the fiscal year ended October 31, 2014, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was 99.92%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended October 31, 2014 was 99.92%.

Becker Value Equity Fund

PRIVACY NOTICE (Unaudited)

The Funds collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

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Investment Advisor
BECKER CAPITAL MANAGEMENT, INC.
1211 SW Fifth Avenue
Suite 2185
Portland, OR 97204

Distributor
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. BANK N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
PAUL HASTINGS LLP
75 E. 55th Street, Floor 15
New York, NY 10022

Becker Value Equity Fund

	Ticker	CUSIP
Retail Class	BVEFX	74316J516
Institutional Class	BVEIX	74316J490

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Dorothy A. Berry and Messrs. Wallace L. Cook, Carl A. Froebel, Eric W. Falkeis and Steven J. Paggioli are each an “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following tables detail the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Becker Value Equity Fund

	FYE 10/31/2014	FYE 10/31/2013
Audit Fees	$20,000	$19,500
Audit-Related Fees	N/A	NA
Tax Fees	$2,600	$2,600
All Other Fees	N/A	NA

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentages of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2014	FYE 10/31/2013
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 10/31/2014	FYE 10/31/2013
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)      /s/Elaine E. Richards
Elaine E. Richards, President

Date     January 7, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Elaine E. Richards
Elaine E. Richards, President

Date     January 7, 2015

By (Signature and Title)      /s/Eric C. VanAndel
Eric C. VanAndel, Treasurer

Date     January 7, 2015

* Print the name and title of each signing officer under his or her signature.